Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended
	Jan. 31, 2023	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016
Institutional Class
Account Value [Line Items]
Accumulated Value		$ 27,631	$ 24,532	$ 22,516	$ 23,106	$ 20,689		$ 18,976	$ 19,531	$ 18,924	$ 20,165	$ 20,528	$ 18,172	$ 12,331	$ 11,891		$ 12,793	$ 13,878	$ 14,177	$ 13,511	$ 12,440	$ 12,676	$ 11,291	$ 10,000
Investor Class
Account Value [Line Items]
Accumulated Value		26,103	23,929	22,373	22,274	20,819		19,307	18,907	17,713	18,586	18,536	17,085	13,801		$ 12,506	13,065	12,990	13,315	12,395	11,943	11,963	10,951	10,000
Institutional Class
Account Value [Line Items]
Accumulated Value		2,739,734	2,504,398	2,333,450	2,317,567	2,166,704		2,003,445	1,957,453	1,828,010	1,913,948	1,903,852	1,748,837	1,410,263	1,274,139		1,328,125	1,320,103	1,348,416	1,250,614	1,203,323	1,203,323	1,097,479	1,000,000
Institutional class
Account Value [Line Items]
Accumulated Value	$ 10,000	14,172	13,623	13,058	12,566		$ 11,420	10,521	9,920
Class I
Account Value [Line Items]
Accumulated Value		27,076	24,412	22,265	21,907	20,308		18,504	18,163	17,842	18,942	18,275	17,785	12,876	11,988		12,663	13,801	15,465	13,450	12,119	12,597	11,473	10,000
S P 500 Select [Member]
Account Value [Line Items]
Accumulated Value		42,224	39,416	36,092	34,015	30,481		26,755	23,366	23,081	25,319	26,000	21,754	19,823	16,569		16,256	15,315	15,795	14,630	13,200	12,494	11,359	10,000
S P 500 Inv [Member]
Account Value [Line Items]
Accumulated Value		42,226	39,418	36,093	34,015	30,481		26,755	23,366	23,081	25,319	26,000	21,754	19,823		$ 16,569	16,256	15,315	15,795	14,630	13,200	12,494	11,359	10,000
S P 500 Inst [Member]
Account Value [Line Items]
Accumulated Value		4,222,438	3,941,622	3,609,183	3,401,479	3,048,136		2,675,477	2,336,628	2,308,121	2,531,908	2,600,043	2,175,382	1,982,258	1,656,926		1,625,645	1,531,456	1,579,500	1,462,993	1,319,973	1,249,417	1,135,853	1,000,000
C B O Buy Write [Member]
Account Value [Line Items]
Accumulated Value	10,000	14,413	13,021	13,177	12,087		11,196	10,644	10,040
S P 500 Enhanced [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	17,883	16,694	15,286	14,406		$ 12,910	11,331	9,896
S P 500 Texas [Member]
Account Value [Line Items]
Accumulated Value		$ 42,224	$ 39,416	$ 36,092	$ 34,015	$ 30,481		$ 26,755	$ 23,366	$ 23,081	$ 25,319	$ 26,000	$ 21,754	$ 19,823	$ 16,569		$ 16,256	$ 15,315	$ 15,795	$ 14,630	$ 13,200	$ 12,494	$ 11,359	$ 10,000